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VIA EDGAR

February 2, 1999

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Variable Annuity Account Seven
         Anchor National Life Insurance Company
         File Nos. 333-63511 and 811-09003

Ladies and Gentlemen:

         Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated January 29, 1999, for Variable Annuity Account Seven (the "Separate Account") of Anchor National Life Insurance Company contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in post-effective amendment No. 2 under the Securities Act of 1933 and No. 3 under the Investment Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on January 27, 1999, via EDGAR.

         If you have any further questions regarding this filing, please do not hesitate to contact me at 310/772-6056.

Very truly yours,

/s/ MALLARY L. REZNIK

Mallary L. Reznik
Staff Counsel